Share capital, warrants and common share purchase options and redeemable common shares	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
7.	Share capital, warrants and common share purchase options and redeemable common shares:

There are an unlimited number of authorized common shares with no par value.

The following details the changes in issued and outstanding common shares and warrants:

	Compensation warrants (1)		Common shares
	Number	Amount	Number	Amount
Balance December 31, 2010	280,000	$21,242	42,285,171	$85,583,198
Professional services (a)	–	18,076	–	–
Board compensation (b)	–	–	374,176	134,663
Employee bonus (c)	–	–	50,000	23,000
Shares issued (d)	–	–	300,000	108,000
Balance December 31, 2011	280,000	$39,318	43,009,347	$85,848,861
Board compensation (b)	–	–	412,500	43,687
Shares issued (d)	–	–	75,000	15,000
Warrants expired	(70,000)	(12,945)	–	–
Balance December 31, 2012	210,000	$26,373	43,496,847	$85,907,548

(1) These compensation warrants exclude the options issued under our share option plan (note 12).

Shares issued for other than cash consideration are valued at their market price at the date of agreement for issuance.

(a)	Professional services:

On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, warrants to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. These warrants expired on March 14, 2012. Furthermore, warrants to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.

(b)	Each quarter the Company issues common shares to each non-management board member in lieu of cash compensation. The share compensation recorded is based on the Company’s common share price on the grant date which is on or about the last day of the quarter.
(c)	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company’s common share price on or about the last day prior to the date of grant.
(d)	On April 2, 2008, the Company entered into a three year employment agreement with the Company’s former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company’s common share price on the date the common shares are granted.

The following table summarizes information about warrants outstanding at December 31, 2012:

Range of exercise price	Warrants outstanding	Number exercisable	Weighted average remaining contractual life – years
$0.75 - $1.00	210,000	110,000	0.28
	210,000	110,000	0.28